Carrying Amounts, Estimated Fair Values and Valuation Input Levels of the Company's Senior Notes, Senior Secured Term Loans and Senior Secured Revolving Credit Facility (Parenthetical) (Detail) (Level 2 [Member], 8.25% Senior Notes [Member])
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on senior notes	8.25%	8.25%	8.25%	8.25%